Share-based Awards - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate		1.53%	2.60%
Risk-free interest rate, minimum	0.33%
Risk-free interest rate, maximum	0.88%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		36.88%	34.88%
Expected volatility, minimum	37.94%
Expected volatility, maximum	40.07%
Grant date fair value		$ 3.48	$ 3.64
Grant date fair value, minimum	$ 0.98
Grant date fair value, maximum	$ 1.93